INVESTMENTS - Homeinns and BTG (Details) - CNY (¥) ¥ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2016
INVESTMENTS
Carrying value under equity investments	¥ 33,103	¥ 35,800
BTG
INVESTMENTS
Equity method investment, ownership interest (as a percent)				22.00%
Carrying value under equity investments	¥ 1,600	¥ 2,000
Sale of shares number of shares issued	32	0	1
Proceeds from issuance or sale of equity	¥ 499	¥ 0	¥ 19
Sale of Stock, Percentage of Ownership after Transaction	9.00%
Equity method investment, quoted market value	¥ 605
Equity method investment, other-than-temporary impairment	514
OCI, equity method investment, after tax	91
BTG | Other Income Expenses
INVESTMENTS
Gain loss from sale of stock at open market value	¥ 29	¥ 0	¥ 3